Long-term debt	6 Months Ended
Jun. 30, 2026
Long-term debt
Long-term debt

8.    Long-term debt

As of June 30, 2026 and December 31, 2025, long-term debt consisted of the following:

Long-term debt

in € K

	June 30,	December 31,
	2026	2025

Schuldschein loans	227,268	227,296
Bonds	6,670,990	6,967,743
Other	203,004	92,842
Long-term debt	7,101,262	7,287,881
Less current portion	(1,276,730)	(1,596,029)
Long-term debt, less current portion	5,824,532	5,691,852

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of June 30, 2026 and December 31, 2025. On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,959,184 in the last year.

Bonds

On May 29, 2026, the Company redeemed at maturity outstanding bonds in the amount of €399,975.